Investment in associate company - Details of Associate (Details)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Details Of Associate [Abstract]
Name of associate	Goodwood Ship Management Pte. Ltd.
Principal activities	Ship management
Place of incorporation and business	Singapore
Effective equity interest	50.00%	50.00%